Share-based compensation - Changes in other equity instruments (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in shares)	89,766	209,092
Number of outstanding units granted (in shares)	29,393	14,158
Number of outstanding units performance factor impact on redemption (in shares)	0	0
Number of outstanding units granted in lieu of dividends (in shares)	3,788	4,031
Number of outstanding units redeemed (in shares)	0	(137,515)
Number of outstanding units cancelled (in shares)	0	0
Number of outstanding units, end of period (in shares)	122,947	89,766
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in shares)	83,168	17,361
Number of outstanding units granted (in shares)	154,460	79,240
Number of outstanding units performance factor impact on redemption (in shares)	0	0
Number of outstanding units granted in lieu of dividends (in shares)	7,326	2,840
Number of outstanding units redeemed (in shares)	(7,713)	(15,428)
Number of outstanding units cancelled (in shares)	(8,369)	(845)
Number of outstanding units, end of period (in shares)	228,872	83,168
Performance share units (PSU) Old Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in shares)	303,445	579,778
Number of outstanding units granted (in shares)	0	0
Number of outstanding units performance factor impact on redemption (in shares)	(117,674)	132,215
Number of outstanding units granted in lieu of dividends (in shares)	4,529	9,909
Number of outstanding units redeemed (in shares)	(39,612)	(396,635)
Number of outstanding units cancelled (in shares)	(3,887)	(21,822)
Number of outstanding units, end of period (in shares)	146,801	303,445
Performance Share Units (PSU) New Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in shares)	138,038	0
Number of outstanding units granted (in shares)	301,090	134,930
Number of outstanding units performance factor impact on redemption (in shares)	0	0
Number of outstanding units granted in lieu of dividends (in shares)	13,597	4,464
Number of outstanding units redeemed (in shares)	(1,842)	0
Number of outstanding units cancelled (in shares)	(7,713)	(1,356)
Number of outstanding units, end of period (in shares)	443,170	138,038